CONTINGENCIES AND COMMITMENTS (Tables)	6 Months Ended
Feb. 28, 2022
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$101	$92	$-	$-	$193
Environmental Bonds	39	78	78	-	195
Totals	$140	$170	$78	$-	$388